Reverse Mortgage Portfolio Composition - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Foreclosure proceedings in process, amount	$ 489.3	$ 599.1